Assets Held for Sale and Discontinued Operations	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Assets Held for Sale and Discontinued Operations
3.  Assets Held for Sale and Discontinued Operations

A. (Loss)/Profit on disposal of discontinued operations

In October 2019, the Group completed the divestment of its Europe Distribution business, formerly part of our Building Products segment, and in January 2018, the Group completed the divestment of its 100% holding in Allied Building Products, the trading name of our former Americas Distribution segment. Both of these transactions were considered to be discontinued operations as defined in IFRS 5
Non-Current
Assets Held for Sale and Discontinued Operations
and were classified accordingly in 2019 and 2018
.

No businesses divested in 2020 are considered to be either separate major lines of business or geographical areas of operation and therefore do not constitute discontinued operations.

Assets and liabilities that met the IFRS 5 criteria at 31 December 2020 have not been separately disclosed as held for sale as they were not considered material in the context of the Group.

The table below sets out the proceeds and related (loss)/profit recognised on divestments which were included in profit after tax for the financial years 2019 and 2018 from discontinued operations.

	2019 $m	2018 $m
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets	1,462	570
- cash and cash equivalents	112	21
- working capital and provisions	665	443
- current tax	2	-
- lease liabilities	(410)	-
- deferred tax	(32)	(17)
- retirement benefit obligations	(47)	-
- non-controlling interests	(9)	-
Net assets disposed	1,743	1,017
Reclassification of currency translation effects on disposal	117	-
Total	1,860	1,017
Proceeds from disposal (net of disposal costs)	1,855	2,861
(Loss)/profit on disposal from discontinued operations	(5)	1,844

Net cash inflow arising on disposal
Proceeds from disposal from discontinued operations	1,855	2,861
Less: cash and cash equivalents disposed	(112)	(21)
Total	1,743	2,840

B. Results of discontinued operations

The results of the discontinued operations included in the Group profit for the financial years 2019 and 2018 are set out as follows:

	2019 $m	2018 $m
Revenue	3,557	4,199

EBITDA (as defined)*	224	170
Depreciation	(108)	(48)
Amortisation	(2)	(2)
Impairment	(1)	-
Operating profit	113	120
(Loss)/profit on disposals	(2)	1,848
Profit before finance costs	111	1,968
Finance costs	(8)	-
Share of equity accounted investments’ profit	14	14
Profit before tax	117	1,982
Attributable income tax expense	(26)	(594)
Profit after tax for the financial year from discontinued operations	91	1,388

Profit attributable to:
Equity holders of the Company	90	1,387
Non-controlling interests	1	1
Profit for the financial year from discontinued operations	91	1,388

Basic earnings per Ordinary Share from discontinued operations	11.3c	166.7c
Diluted earnings per Ordinary Share from discontinued operations	11.2c	165.8c

Cash flows from discontinued operations
Net cash inflow/(outflow) from operating activities	36	(434)
Net cash inflow from investing activities	1,722	2,814
Net cash outflow from financing activities	(80)	(23)
Net cash inflow	1,678	2,357